Note 8 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lease, Cost [Table Text Block]
	Year ended December 31,
	2021	2020

Operating lease cost	$90,129	$82,643
Finance lease cost
Amortization of right-of-use assets	975	898
Interest on lease liabilities	16	17
Variable lease cost	24,008	25,297
Short term lease cost	4,024	3,662

Total lease expense	$119,152	$112,517

Sublease revenues	(6,214)	(2,844)
Total lease cost, net of sublease revenues	$112,938	$109,673
	Year ended December 31,
	2021	2020

Right-of-use assets obtained in exchange for new operating lease obligations	$111,578	$91,575
Right-of-use assets obtained in exchange for new finance lease obligations	400	2,160

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(94,256)	$(83,351)
Operating cash flows from finance leases	(16)	(17)
Financing cash flows from finance leases	1,936	(884)
As at December 31,
2021

Weighted average remaining lease term
Operating leases (years)	6.9
Finance leases (years)	1.6

Weighted average discount rate
Operating leases	3.0%
Finance leases	1.6%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
	As at December 31,
	2021	2020

Operating leases
Operating lease right-of-use assets	$316,517	$288,134
Operating lease liabilities - current	$(80,928)	$(78,923)
Operating lease liabilities - non-current	(296,633)	(251,680)
Total operating lease liabilities	$(377,561)	$(330,603)

Finance leases
Fixed assets, cost	$3,312	$4,662
Accumulated depreciation	(2,564)	(2,327)
Fixed assets, net	$748	$2,335

Long-term debt - current	$(562)	$(1,113)
Long-term debt - non-current	(248)	(1,316)
Total finance lease liabilities	$(810)	$(2,429)

Lessee, Lease, Liability, Maturity [Table Text Block]
	One	Two	Three	Four	Five
	year	years	years	years	years	Thereafter	Total

Operating leases	$91,217	$76,315	$60,221	$46,449	$32,920	$112,720	$419,842

Present value of operating lease liabilities							377,561
Difference between undiscounted cash flows and discounted cash flows							$42,281

Finance leases	$589	$184	$45	$-	$-	$-	$818

Present value of finance lease liabilities							810
Difference between undiscounted cash flows and discounted cash flows							$8